Segment Information (Details) - Schedule of segment information - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Logiq (Delaware) [Member]
Logiq (Delaware)
Segment operating income		$ 2,843,685		$ 5,284,813
Other corporate expenses, net	1,764,522	6,504,374	$ 1,507,992	11,774,679
Total operating (loss) income	(1,764,522)	(3,660,689)	(1,507,992)	(6,489,866)
Lovarra (including CreateApp) [Member]
Logiq (Delaware)
Segment operating income	1,633,375		4,942,392
Other corporate expenses, net	2,280,192		6,979,832
Total operating (loss) income	(646,817)		(2,037,440)
Logiq (Nevada) incl DataLogiq [Member]
Logiq (Delaware)
Segment operating income	3,316,601	5,460,302	8,112,968	11,099,486
Other corporate expenses, net	7,366,103	6,775,248	15,008,901	13,667,004
Total operating (loss) income	(4,049,502)	(1,314,946)	(6,895,933)	(2,567,518)
Consolidated [Member]
Logiq (Delaware)
Segment operating income	4,949,976	8,303,987	13,055,360	16,384,299
Other corporate expenses, net	11,410,817	13,279,622	23,496,725	25,441,683
Total operating (loss) income	$ (6,460,841)	$ (4,975,635)	$ (10,441,365)	$ (9,057,384)